Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Premises and Equipment Table

(Dollars in millions)	Useful Life	2011	2010
Land	Indefinite	$358	$353
Buildings and improvements	2 - 40 years	1,033	1,008
Leasehold improvements	1 - 30 years	580	577
Furniture and equipment	1 - 20 years	1,322	1,385
Construction in progress		105	168
		3,398	3,491
Less accumulated depreciation and amortization		1,834	1,871
Total premises and equipment		$1,564	$1,620

Capital and Noncancelable Operating Leases

(Dollars in millions)	Operating Leases	Capital Leases
2012	$214	$2
2013	205	2
2014	194	2
2015	177	2
2016	169	2
Thereafter	509	6
Total minimum lease payments	$1,468	16
Amounts representing interest		4
Present value of net minimum lease payments		$12